Cash flow information	12 Months Ended
Jun. 30, 2024
Cash flow information
Cash flow information
27	Cash flow information

27.1 Cash generated from operations

		2024	2023	2022
	Note	£’000	£’000	£’000
Loss before income tax		(130,724)	(32,574)	(149,623)
Adjustments for:
Depreciation	13, 14, 15	16,526	13,848	14,314
Amortization	16	190,123	172,684	151,462
Profit on disposal of intangible assets	8	(37,422)	(20,424)	(21,935)
Net finance costs	9	61,371	21,394	62,239
Non-cash employee benefit expense - equity-settled share-based payments	28	875	1,753	198
Foreign exchange losses on operating activities		2,041	2,989	50
Reclassified from hedging reserve		—	267	(672)
Changes in working capital:
Inventories		(378)	(965)	(120)
Prepayments		(1,726)	(1,704)	(8,825)
Contract assets – accrued revenue		3,554	(7,093)	4,305
Trade receivables(1)		2,358	24,433	(520)
Other receivables		7,193	(8,359)	(1,109)
Contract liabilities – deferred revenue		27,692	(6,261)	41,618
Trade and other payables(1)		(18,904)	(31,139)	22,480
Provisions		(5,118)	8	7,842
Cash generated from operations		117,461	128,857	121,704
(1)	These amounts exclude non-cash movements and movements in respect of items reported elsewhere in the consolidated statement of cash flows, primarily in investing activities (where the timing of acquisitions and disposals and related cash flows can differ), resulting in:
●	a increase in changes to trade receivables of £13,817,000 (2023: decrease of £1,064,000; 2022: increase of £7,673,000); and
●	an increase in changes to trade and other payables of £46,215,000 (2023: increase of £105,818,000; 2022: increase of £40,276,000).
27.2	Net debt reconciliation

Net debt is defined as non-current and current borrowings minus cash and cash equivalents. Net debt is a financial performance indicator that is used by the Group’s management to monitor liquidity risk. The Group believes that net debt is meaningful for investors as it provides a clear overview of the net indebtedness position of the Group and is used by the Chief Operating Decision Maker in managing the business.

27Cash flow information (continued)

27.2	Net debt reconciliation (continued)

The following tables provide an analysis of net debt and the movements in net debt for each of the periods presented.

	Non-current	Current	Cash and cash
	borrowings	borrowings	equivalents	Total
	£’000	£’000	£’000	£’000
Net debt at 1 July 2022	530,365	105,757	(121,223)	514,899
Cash flows	—	(30,464)	46,343	15,879
Other changes	(23,030)	30,668	(1,139)	6,499
Net debt at 30 June 2023	507,335	105,961	(76,019)	537,277
Cash flows	—	(109,378)	(698)	(110,076)
Other changes	3,712	38,991	3,168	45,871
Net debt at 30 June 2024	511,047	35,574	(73,549)	473,072

Other changes largely comprise foreign exchange gains or losses arising on re-translation of the US dollar denominated secured term loan facility and senior secured notes, incurrence and amortization of debt issue costs and the movement on accrued interest on senior secured notes (which will be presented as operating cash flows in the statement of cash flows when paid), partially offset by foreign exchange gain or losses arising on translation of foreign currency denominated cash and cash equivalents.